Taxes on Income - Schedule of Reconciliation of Theoretical Tax Benefit and Actual Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Theoretical Tax Benefit and Actual Tax Expense [Abstract]
Income (loss) before income taxes, as reported in the consolidated statements of income (loss)	$ 7,202	$ 3,895	$ (2,098)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expense (benefit)	$ 1,656	$ 896	$ (483)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(15)	(25)	(22)
Non-deductible expenses and other permanent differences	(328)	654	427
Differences in taxes arising from foreign currency exchange, net	218	(81)	(50)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,346)	(1,267)	256
Other	49	5	31
Income taxes	$ 234	$ 182	$ 159